Segment information - Schedule of Results (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue from customers	$ 140,522	$ 1,477,826	$ 2,927,460
Cost of Sales	(86,872)	(753,914)	0
Gain (loss) on foreign exchange	(225,306)	179,640	(55,701)
Goodwill impairment	(9,020,813)	0	0
General and administrative expenses	(37,593,357)	(365,365,218)	(28,358,828)
Depreciation and amortization	(1,488,795)	(712,984)	(200,691)
Interest income	2,342,071	567,190	224,389
Fair value gain on embedded derivatives	5,771,000	156,047	235,505
Interest expense	(6,434,657)	(211,979)	(266,354)
Loss before tax	(46,596,207)	(364,663,392)	(25,494,220)
Segment assets	156,653,472	142,262,353	96,977,051
Segment assets	156,653,472
Segment liabilities	(57,326,472)	(13,948,826)	(20,990,246)
South Africa
Disclosure of operating segments [line items]
Revenue from customers	0	810,350	2,866,617
Australia
Disclosure of operating segments [line items]
Revenue from customers	140,522	384,358	11,701
Rest of the world
Disclosure of operating segments [line items]
Revenue from customers	0	283,118	49,143
Operating segments | Intellectual Property
Disclosure of operating segments [line items]
Revenue from customers	4,169,658	9,153,646	12,472,124
Cost of Sales	(2,071,949)	(753,914)
Gain (loss) on foreign exchange	(8,112)	(23,662)	(6,068)
Goodwill impairment	(9,020,813)
General and administrative expenses	(4,190,621)	(4,989,038)	(2,501,835)
Depreciation and amortization	(1,359,611)	(473,752)	(71,096)
Interest income	76,438	106,998	95,063
Fair value gain on embedded derivatives	0	0	0
Interest expense	(30,809)	(9,365)	0
Loss before tax	(12,435,819)	3,010,913	9,988,188
Segment assets	7,185,012	29,653,933	4,996,914
Segment liabilities	(3,792,443)	(6,228,145)	(7,126,752)
Operating segments | Metals Extraction
Disclosure of operating segments [line items]
Revenue from customers	0	0	0
Cost of Sales	0	0
Gain (loss) on foreign exchange	471,663	203,621	(49,633)
Goodwill impairment	0
General and administrative expenses	(5,256,215)	(8,027,952)	(32,841,783)
Depreciation and amortization	(39,199)	(220,869)	(125,856)
Interest income	961	307,610	129,221
Fair value gain on embedded derivatives	0	156,047	235,505
Interest expense	(353,530)	(187,293)	(265,294)
Loss before tax	(5,176,320)	(7,768,836)	(32,917,840)
Segment assets	123,400,083	76,110,868	80,778,122
Segment liabilities	(64,496,247)	(12,044,608)	(11,672,596)
Operating segments | Corporate
Disclosure of operating segments [line items]
Revenue from customers	6,914,532	5,492,548	0
Cost of Sales	(6,773,508)	0
Gain (loss) on foreign exchange	(693,104)	(319)	0
Goodwill impairment	0
General and administrative expenses	(29,913,671)	(365,516,596)	(2,559,874)
Depreciation and amortization	(89,985)	(18,363)	(3,739)
Interest income	4,423,867	152,582	105
Fair value gain on embedded derivatives	5,771,000	0	0
Interest expense	(6,050,318)	(15,321)	(1,060)
Loss before tax	(26,411,187)	(359,905,469)	(2,564,568)
Segment assets	92,982,474	36,497,552	11,202,015
Segment liabilities	(58,389,664)	(1,706,834)	(2,190,898)
Inter-Segment eliminations
Disclosure of operating segments [line items]
Revenue from customers	(10,943,668)	(13,168,368)	(9,544,664)
Cost of Sales	8,758,585	0
Gain (loss) on foreign exchange	4,247	0	0
Goodwill impairment	0
General and administrative expenses	1,767,150	13,168,368	9,544,664
Depreciation and amortization	0	0
Interest income	(2,159,195)	0	0
Fair value gain on embedded derivatives	0	0	0
Interest expense	0	0	0
Loss before tax	(2,572,881)	0	0
Segment assets	(66,914,097)	0	0
Segment liabilities	$ 69,351,882	$ 6,030,761	$ 0